Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (11,814,515)	$ (457,541)	$ (2,675,372)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	29,643	25,502	24,083
Liability for minimum royalties	50,000	50,000	238,000
Stock-based compensation	1,253,449	47,672	113,758
Impairment of investment in affiliated company (Note 3)	1,345,180
Share in losses of affiliated company (Note 3)	447,621
Expiration of right to obtain control over affiliated company (Note 3)	1,173,000
Modification of terms relating to loans from shareholders (Note 6)	1,423,493
Exchange differences relating to loans from shareholders (Note 6)	48,552	(47,601)	66,658
Change in fair value of convertible bridge loans (Note 7)	2,321,867
Amortization of discounts and accrued interest on convertible bridge loans (Note 7)	958,741
Direct and incremental issuance costs allocated to First Warrant related to convertible bridge loans transactions paid with Warrants (Note 7)	11,055
Inducement related to warrants exercised (Note 8)			166,500
Change in fair value of derivative warrants liability and fair value of warrants expired (Note 8)	499,874	(925,910)	1,101,229
Decrease (increase) in other current assets	24,191	(13,236)	1,120
Increase in accounts payables	363,469	163,174	(21,874)
Increase in other current liabilities	588,190	101,644	81,488
Net cash used in operating activities	(1,276,239)	(1,056,296)	(904,410)
Cash flows from investing activities:
Loans granted to affiliated company (Note 3)	(447,621)
Purchase of property and equipment	(1,073)	(15,370)	(3,596)
Net cash used in investing activities	(448,694)	(15,370)	(3,596)
Cash flows from financing activities:
Proceeds from issuance of units consisting of convertible bridge loans and stock warrants, net (Note 7)	1,374,470	27,000
Proceeds from issuance of units consisting of ordinary shares and stock warrants (Note 10C2, Note 10C6 and Note 10C7)	295,000	100,000	562,604
Proceeds from exercise of stock options into ordinary shares, net (Note 10C3)			226
Proceeds from exercise of stock warrants into ordinary shares, net (Note 10C1 and Note 10C4)		324,258	599,400
Net cash provided by financing activities	1,669,470	451,258	1,162,230
Change in cash, cash equivalents and restricted cash	(55,463)	(620,408)	224,254
Cash, cash equivalents and restricted cash at beginning of year	72,893	693,301	439,077
Cash, cash equivalents and restricted cash at end of year	17,430	72,893	693,301
Supplemental disclosure of non-cash activities:
Issuance of ordinary shares as consideration for unit consisting of investment in affiliated company and right to obtain control over affiliated company (Note 3)	2,518,180
Partial conversion of loans from shareholders into ordinary shares and stock warrant (Note 6)	337,991
Fair value of derivative warrants liability and convertible bridge loans classified into equity in connection with convertible bridge loans converted (Note 7)	395,886
Direct and incremental issuance costs related to convertible bridge loans transactions paid in Warrants (Note 7)	68,145
Commitment for issuance of fixed number of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions (Note 7)	162,405
Beneficial conversion feature upon modification of terms of convertible bridge loans (Note 7)	79,849
Fair value of derivative warrants liability classified into equity in connection with warrants exercised during the period (Note 8)		128,965	297,200
Issuance of ordinary shares as partial settlement of financial liability (Note 9D)	12,500
Conversion of preferred shares into ordinary shares (Note 10B)			$ 9,424